Summary of Significant Accounting Policies and Basis of Presentation - Schedule Of Cash Cash Equivalents And Short Term Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 38,140	$ 56,034	$ 25,524	$ 30,537
Restricted cash		3,257		497
Total	$ 41,397	$ 59,291	$ 26,021	$ 31,034	$ 5,798